STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
18.	STOCK-BASED COMPENSATION

2017 Plan

The Company has granted stock options and other stock-based awards under its 2017 Stock Option Plan (the “2017 Plan”). The maximum number of shares of common stock which could have been reserved for issuance under the 2017 plan was 1,899,327. The 2017 Plan was administered by the Compensation Committee of the Board. The Compensation Committee determined the persons to whom options to purchase shares of common stock, and other stock-based awards may be granted. Persons eligible to receive awards under the 2017 Plan were employees, officers, directors, and consultants of the Company. Awards were at the discretion of the Compensation Committee. On February 24, 2021 the Company terminated the 2017 Plan and adopted the 2020 Equity Incentive Plan (defined below). In connection with the adoption of the 2020 Plan, the Company cancelled outstanding option awards granted under the 2017 Plan and replaced them with new award agreements evidencing an equivalent award under the 2020 Equity Incentive Plan with no change to any of the material provisions of the 2017 Plan option.

2020 Plan

On October 23, 2020, the Company adopted the Byrna Technologies Inc. 2020 Equity Incentive Plan (the “2020 Equity Incentive Plan”). The aggregate number of shares of common stock available for issuance in connection with options and other awards granted under the 2020 Plan is 25,000,000. The 2020 Plan is administered by the Compensation Committee of the Board. The Compensation Committee determines the persons to whom options to purchase shares of common stock, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), and restricted or unrestricted shares of common stock may be granted. Persons eligible to receive awards under the 2020 Equity Incentive Plan are employees, officers, directors, consultants, advisors and other individual service providers of the Company. Awards are at the discretion of the Compensation Committee.

On February 24, 2021, following the termination of the 2017 Plan, the Company replaced outstanding options under the 2017 Plan with options under the 2020 Equity Incentive Plan. There were no substantive changes to the rights of any holder of options granted under the 2017 plan by replacing their award certificates with award agreements under the 2020 plan. The grant dates, exercise prices, expiry dates, and vesting provisions if any of the new award agreements under the 2020 plan that replace the certificates issued under the 2017 plan are identical for each grant and no change in valuation or accounting was required. The Board also amended the definition of Disability in the 2020 Plan to provide that “Disability” has the meaning assigned to such term in any individual employment agreement or award agreement with a plan participant and that if no such definition is provided in an award or employment agreement “Disability” is defined as in the 2020 Plan.

The Company accounts for all stock-based payment awards granted to employees and non-employees as stock-based compensation expense at their grant date fair value. The Company’s stock-based payments include stock options, RSUs, and incentive warrants. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, on a straight-line basis. The measurement date for non-employee awards is generally the date the services were completed, resulting in financial reporting period adjustments to stock-based compensation during either the expected term or the contractual term. Stock-based compensation costs for non-employees are recognized as expense over the vesting period on a straight-line basis. Forfeitures are accounted for as they occur.

The fair value of each grant is estimated on the date of grant by using either the Black-Scholes, Binomial Lattice, or the quoted stock price on the date of grant, unless the awards are subject to market conditions in which case the Company uses the Monte Carlo simulation model. Due to the Company’s limited history, the expected term of the Company’s stock options granted to employees has been determined utilizing the method as prescribed by the SEC’s Staff Accounting Bulletin, Topic 14. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.

Restricted Stock Units

During the six months ended May 31, 2021 and 2020, the Company granted 174,493 and 0 RSUs, respectively. During the three months ended May 31, 2021 and 2020, the Company granted 174,493 and 0 RSUs, respectively. 159,000 of the RSUs issued have a “double trigger” for vesting based on stock price and time, as follows: (1) one-third of the RSUs are not subject to any market trigger, the second one-third of the RSUs will be triggered when the Company’s stock trades above $30.00 on a 20-day VWAP, and the final one-third of the RSUs will be triggered when the stock trades above $40.00 on a 20-day VWAP and (2) the employee must remain employed by the Company for three years from the effective date for the RSUs to vest. 15,493 RSUs have a time trigger only and vest in approximately one year. RSU's outstanding at December 1, 2020 totaling 300,000 met a market condition for the first market condition trigger of vesting and are now subject only to a time-trigger for final vesting.

Stock-based compensation expense for the RSUs for the three months ended May 31, 2021 and 2020 was $0.7 million and $0, respectively. Stock-based compensation expense for the RSUs for the six months ended May 31, 2021 and 2020 was $1.4 million and $0, respectively. The Company recorded stock-based compensation expense for restricted stock units granted to non-employees of approximately $0.07 million and $0 million during the three and six months ended May 31, 2021 and 2020, respectively.

The following table summarizes the RSU activity during the six months ended May 31, 2021:

RSUs
Unvested and outstanding as of November 30, 2020	1,573,500
Granted	174,493
Exercised	—
Cancelled	—
Unvested and outstanding at May 31, 2021	1,747,993

Stock Options

During the six months ended May 31, 2021 and 2020, the Company granted options to employees and directors to purchase 29,000 and 391,750 shares of common stock, respectively. The options issued during the six months ended May 31, 2021 vest over three years. The Company recorded stock-based compensation expense for options granted to its employees and directors of $0.17 million and $0.6 million during the six months ended May 31, 2021 and 2020, respectively. The Company recorded stock-based compensation expense for options granted to its employees and directors of $0.09 million and $0.01 million during the three months ended May 31, 2021 and 2020, respectively.

During the six months ended May 31, 2021, 82,250 stock options were forfeited resulting in net benefit of stock-based compensation of approximately $0.093 million. During the three months ended May 31, 2021, 66,000 stock options were forfeited resulting in net benefit of stock-based compensation of approximately $0.06 million.

During the six months ended May 31, 2021 and 2020, the Company granted options to purchase 0 and 11,000, shares of common stock to non-employee contractors, respectively. The Company recorded stock-based compensation expense for options granted to non-employees of approximately $0.02 million during the three and six months ended May 31, 2021 and 2020, respectively.

Stock Option Valuation

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and non-employees for the six months ended May 31, 2021 were as follows:

Black-Scholes option pricing model

Risk free rate	0.33%
Expected dividends	0.00
Expected volatility	83 – 113%
Expected life	4 – 5 years
Market price of the Company’s common stock on date of grant	$14.74 – 19.70
Exercise price	$14.90 – 17.00

The following table summarizes option activity under the 2017 and 2020 Plan during the six months ended May 31, 2021:

	Stock	Weighted-Average Exercise Price Per Stock Option
	Options	CDN$	USD$
Outstanding, November 30, 2020 (1)	705,967	2.40	3.10
Granted	41,000	18.90	15.60
Exercised	(22,667)	(1.90)	(1.50)
Forfeited	(82,250)	(5.10)	(4.20)
Outstanding, May 31, 2021 (2)	642,050	3.60	3.00
Exercisable, May 31, 2021 (2)	642,050	2.60	2.20

(1)	As of November 30, 2020 all options were governed by the 2017 Plan.
(2)	As of May 31, 2021 all options were governed by the 2020 Plan.

Incentive Warrants

During the six months ended May 31, 2021 and 2020, the Company issued 0 and 15,000 of warrants in exchange for services to a marketing consultant to purchase common shares, respectively. The warrants were issued outside of the 2017 Plan and were not included under the 2020 Plan. Stock-based compensation expense for the six months ended May 31, 2021 and 2020 was $0 and $0.02 million, respectively. Stock-based compensation expense for the three months ended May 31, 2021 and 2020 was $0.

Stock-Based Compensation Expense

Total stock-based compensation expense was $1.5 million and $0.6 million for the six months ended May 31, 2021 and 2020, respectively. Total stock-based compensation expense was $0.8 million and $0.01 million for the three months ended May 31, 2021 and 2020, respectively. Total stock-based compensation expense was recorded in Operating expenses in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Income) Loss.

15.	STOCK-BASED COMPENSATION

2017 Plan

The Company grants stock options and other stock-based awards under its 2017 Stock Option Plan (the “2017 Plan”). The maximum number of common stock which may be reserved for issuance under the 2017 plan is 18,993,274. The 2017 Plan is administered by the Compensation Committee of the Board. The Compensation Committee determines the persons to whom options to purchase shares of common stock, and other stock-based awards may be granted. Persons eligible to receive awards under the 2017 Plan are employees, officers, directors, and consultants of the Company. Awards are at the discretion of the Compensation Committee.

Stock Options

During the years ended November 30, 2020 and 2019, the Company granted options to purchase 4,342,500 shares and 120,000 shares, respectively, of common stock to its employees and directors. Those granted during the year ended November 30, 2020, 3,417,500 options vested immediately and 925,000 options will vest over three years. The Company recorded stock-based compensation expense for options granted to its employees and directors of $675,545 and $31,530 during the years ended November 30, 2020 and 2019, respectively.

During the years ended November 30, 2020 and 2019, the Company granted options to purchase 193,000 shares and 0 shares, respectively, of common stock to non-employees. Those granted during the year ended November 30, 2020, 110,000 options vested immediately and 83,000 options will vest over one year. The Company recorded stock-based compensation expense for options granted to non-employees of $25,318 and $0 during the years ended November 30, 2020 and 2019, respectively.

Stock Option Valuation

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and non-employees for the years ended November 30, 20120 and 2019 were as follows:

Employee, Director and Non-Employee (Black-Scholes option pricing model)

	2020	2019
Risk free rate	0.00 – 1.68%	2.00%
Expected dividends	0%	0%
Expected volatility	118 - 144%	133%
Expected life	2 - 5 years	5 years
Market price of the Company’s common stock on date of grant	$0.19 – 1.48	$0.14
Exercise price	$0.19 – 1.50	$0.14

The following table summarizes option activity under the 2017 Plan during the year ended November 30, 2020:

	Stock	Weighted-Average Exercise Price Per Stock Option
	Options	CDN$	USD$
Outstanding, November 30, 2018	6,376,667	0.22	(0.18)
Granted	120,000	0.19	(0.14)
Expired	(1,270,000)	0.37	(0.28)
Cancelled	(2,315,000)	0.22	(0.17)
Outstanding, November 30, 2019	2,911,667	0.19	0.14
Granted	4,535,500	0.42	0.33
Expired	(212,500)	(0.28)	(0.21
Exercised	(55,000)	(0.25)	(0.19
Cancelled	(120,000)	(1.79)	(1.38
Outstanding, November 30, 2020	7,059,667	0.24	0.31

Exercisable, November 30, 2020	5,059,667
Exercisable, November 30, 2019	1,411,667

The stock options outstanding at the end of the year had weighted-average contractual life as follows:

	2020	2019
	(years)	(years)
Total outstanding options	3.76	4.3
Total exercisable options	3.53	3.1

Incentive Warrants

During the year ended November 30, 2019, the Company issued 750,000 incentive warrants each to two consultants to purchase common shares. The warrants were issued outside of the 2017 Plan and became fully vested in December 2019. In July 2020, the Company’s Board approved and the Company entered into an agreement with one of the consultants to allow a cashless exercise of 750,000 warrants at $0.155, resulting in the issuance of 683,190 common shares of the Company’s stock. See Note 14, “Shareholders’ Equity (Deficit),” for additional information.

During the year ended November 30, 2020, the Company issued 150,000 incentive warrants valued at $7,969 with an exercise price of $0.25 per warrant in exchange for services to a marketing consultant to purchase common shares. The incentive warrants were issued outside of the 2017 Plan and were fully vested at issuance.

Stock-based compensation expense for the warrants for the years ended November 30, 2020 and 2019 was $15,434 and $0, respectively.

Incentive Warrant Valuation

The assumptions that the Company used to determine the grant-date fair value of incentive warrants granted for the years ended November 30, 2020 and 2019 were as follows:

(Black-Scholes option pricing model)

	2020	2019
Risk free rate	1.47%	2.00%
Expected dividends	0%	0%
Expected volatility	57%	149%
Expected life	1.1 years	3 years
Market price of the Company’s common stock on date of grant	$0.22	$0.16
Exercise price	$0.25	$0.16

2020 Plan

On October 23, 2020, the Company adopted the Byrna Technologies Inc. 2020 Equity Incentive Plan (the “2020 Equity Incentive Plan”). The aggregate number of shares of common stock available for issuance in connection with options and other awards granted under the 2020 Plan is 25,000,000. The 2020 Plan is administered by the Compensation Committee of the Board. The Compensation Committee determines the persons to whom options to purchase shares of common stock, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), and restricted or unrestricted shares of common stock may be granted. Persons eligible to receive awards under the 2020 Equity Incentive Plan are employees, officers, directors, consultants, advisors and other individual service providers of the Company. Awards are at the discretion of the Compensation Committee.

Restricted Stock Units

Effective August 31, 2020, the Company granted the Chief Executive Officer 9,000,000 restricted stock unit awards (“RSUs”) under the 2020 Equity Incentive Plan. The RSUs shall have a “double trigger” for vesting based on stock price and time, as follows: (1) one-third of the RSUs will be triggered when the Company’s stock trades above $2.00 on a 20-day volume weighted average closing price (“VWAP”), the second one-third of the RSUs will be triggered when the Company’s stock trades above $3.00 on a 20-day VWAP, and the final one-third of the RSUs will be triggered when the stock trades above $4.00 on a 20-day VWAP and (2) the employee must remain employed by the Company for three years from the effective date for the RSUs to vest.

During the year ended November 30, 2020, the Company granted employees 6,735,000 restricted stock unit awards (“RSUs”) under the 2020 Equity Incentive Plan. The RSUs shall have a “double trigger” for vesting based on stock price and time, as follows: (1) one-third of the RSUs are not subject to any performance trigger, the second one-third of the RSUs will be triggered when the Company’s stock trades above $3.00 on a 20-day VWAP, and the final one-third of the RSUs will be triggered when the stock trades above $4.00 on a 20-day VWAP and (2) the employee must remain employed by the Company for three years from the effective date for the RSUs to vest.

Stock-based compensation expense for the RSUs for the years ended November 30, 2020 as $536,069.

RSU Valuation

The assumptions that the Company used to determine the grant-date fair value of RSUs granted for the year ended November 30, 2020 were as follows:

(Monte Carlo simulation model)

2020
Risk free rate	0.26%
Expected dividends	0.00%
Expected volatility	121%
Expected life	3 years
Market price of the Company’s common stock on date of grant	$1.41 – 1.58
Exercise price	$1.41 – 1.58

The following table summarizes the RSU activity during the year ended November 30, 2020:

	RSUs	Weighted-Average Exercise Price

Outstanding, November 30, 2019	—	—
Granted	15,735,000	1.55
Outstanding, November 30, 2020	15,735,000	1.55
Exercisable, November 30, 2020	—	—

Stock-Based Compensation Expense

Total stock-based compensation expense of $1,252,366 and $218,154 for the years ended November 30, 2020 and 2019, respectively, were recorded in operating expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

As of November 30, 2020 and 2019, there was $7,720,448 and $30,715, respectively, of unrecognized expense related to non-vested stock-based compensation arrangements granted. The weighted-average period over which total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 2.77 and 1.4 years as of November 30, 2020 and 2019, respectively.